Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Earnings Per Share [Abstract]
Net (loss) income	$ (1,966)		$ 3,995	$ 3,995		$ 10,803		$ 8,311
Basic weighted average outstanding shares of common stock (in shares)	78,003,000	[1]	57,588,000	57,588,000	[1]	57,621,000	[2]	56,321,000	[2]
Dilutive effect of stock-based awards for common stock (in shares)	0		1,114,000	0		1,605,000		666,000
Dilutive effect of stockholder notes receivable for common stock (in shares)	0		947,000	0		407,000		53,000
Dilutive effect of warrants for common stock (in shares)	0		2,300,000	0		2,549,000		2,368,000
Diluted weighted average outstanding shares of common stock (in shares)	78,003,000	[1]	61,948,000	61,948,000	[1]	62,182,000	[2]	59,408,000	[2]
Earnings per share - basic (in usd per share)	$ (0.03)	[1]	$ 0.07	$ 0.07	[1]	$ 0.19	[2]	$ 0.15	[2]
Earnings per share - diluted (in usd per share)	$ (0.03)	[1]	$ 0.06	$ 0.06	[1]	$ 0.17	[2]	$ 0.14	[2]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)	28,365,715		0	28,561,724		439,167		629,960

[1]	Per share and share amounts for 2019 have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.
[2]	Per share and share amounts have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 3.